Earnings/(losses) from associates - Summary of Earnings (Losses) of Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [abstract]
Share of profits/(losses) of associates (note 13)	£ 34	£ 25	£ (60)
Dividends received from nil carrying value associates	2	45	0
Earnings/(losses) from associates	£ 36	£ 70	£ (60)